Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)
Schedule H, Line 4i-Schedule of Assets (Held at End of Year)

Schedule H, Line 4i–Schedule of Assets (Held at End of Year)

at December 31, 2025

EIN 35-0160610 Plan #030

(a)	(b)/(c) Identity of issue/Description	(d) Cost **	(e) Current Value

	Mutual Funds:
	DFA US Targeted Value Portfolio		$15,665,170
	Dodge & Cox International Stock Fund		10,175,659
	Vanguard Explorer Fund Admiral Shares		46,593,336
	Vanguard International Growth Fund Admiral Shares		57,303,837
	Vanguard Cash Reserves Federal Money Market Fund Admiral		1,031,053
	Total Mutual Funds		130,769,055

	Collective Investment Trusts:
	Aristotle Value Equity CIT; B		59,643,624
	BlackRock Equity Index Fund GG		409,331,390
	BlackRock Russell 2500 Index Fund J		104,830,293
	BlackRock Total Return Bond Fund; Class T		19,215,998
	State Street Real Asset Fund		11,067,875
	State Street Target Retirement 2025 Fund; Class IV		102,203,258
	State Street Target Retirement 2030 Fund; Class IV		113,462,976
	State Street Target Retirement 2035 Fund; Class IV		121,791,946
	State Street Target Retirement 2040 Fund; Class IV		97,967,892
	State Street Target Retirement 2045 Fund; Class IV		103,692,781
	State Street Target Retirement 2050 Fund; Class IV		89,182,543
	State Street Target Retirement 2055 Fund; Class IV		75,687,519
	State Street Target Retirement 2060 Fund; Class IV		42,712,959
	State Street Target Retirement 2065 Fund; Class IV		13,764,534
	State Street Target Retirement 2070 Fund; Class IV		193,538
	State Street Target Retirement Income Fund; Class IV		114,153,747
	T. Rowe Price Growth Stock Trust Class B		113,219,911
	BlackRock U.S. Debt Index Fund F		123,197,906
	Vanguard Retirement Savings Trust II		131,928,706
	BlackRock MSCI ACWI ex-US IMI		80,060,493
	Total Collective Investment Trusts		1,927,309,889

(1)	Ball Corporation Common Stock		176,347,777

(1)	Notes Receivable from Participants (Interest rates ranging from 4.25% to 9.50%)		17,882,669

	Total assets held (at end of year)		$2,252,309,390

(1) Identified party-in interest

** Cost omitted per participant-directed accounts

See accompanying Report of Independent Registered Public Accounting Firm and Notes to Financial Statements